Note 10 - Subsequent Events (Details Textual)		1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 31, 2024 shares	Mar. 31, 2024 shares	Feb. 29, 2024 shares	Jan. 31, 2024 shares	Mar. 31, 2024 shares	Dec. 31, 2023 shares	Jan. 16, 2024 shares	Dec. 31, 2022 shares
Common Stock, Shares Authorized (in shares)		150,000,000			150,000,000	600,000,000		600,000,000
Stock Issued During Period, Shares, Reverse Stock Splits (in shares)					55,422
Stock Issued During Period, Shares, Warrant Exercise (in shares)		136,000	133,032		269,032
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio						15
Subsequent Event [Member]
Common Stock, Shares Authorized (in shares)							150,000,000
Stock Issued During Period, Shares, Reverse Stock Splits (in shares)	55,385
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Stock Issued During Period, Shares, Warrant Exercise (in shares)			133,302
Subsequent Event [Member] | Consulting Agreement [Member]
Stock Issued During Period, Shares, New Issues				6,702